Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A – Public shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock (Parentheticals) [Line Items]
Diluted weighted average number of shares of common stock outstanding	1,300,165	20,662,249	1,769,140	22,293,390	17,420,341	19,931,507
Diluted net income (loss) per share of common stock	$ (2.35)	$ (0.03)	$ (2.46)	$ 0.12	$ 0.10	$ (0.06)
Class A – Private placement shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock (Parentheticals) [Line Items]
Diluted weighted average number of shares of common stock outstanding	5,540,000	540,000	4,381,912	540,000	540,000	430,521
Diluted net income (loss) per share of common stock	$ (2.35)	$ (0.03)	$ (2.46)	$ 0.12	$ 0.10	$ (0.06)
Class B Common stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock (Parentheticals) [Line Items]
Diluted weighted average number of shares of common stock outstanding					6,250,000
Diluted net income (loss) per share of common stock					$ 0.10
Class B Common stock [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock (Parentheticals) [Line Items]
Diluted weighted average number of shares of common stock outstanding	1,250,000	6,250,000	2,408,088	6,250,000		6,097,945
Diluted net income (loss) per share of common stock	$ (2.35)	$ (0.03)	$ (2.46)	$ 0.12		$ (0.06)